Earnings Per Share	6 Months Ended
Jul. 31, 2026
Earnings Per Share
Earnings Per Share

Note 16 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Net income for purposes of calculating basic and diluted earnings per share	50,029	38,020	98,505	74,264

Weighted average shares outstanding	85,701	85,833	85,857	85,756
Dilutive effect of employee stock options	153	478	160	519
Dilutive effect of restricted and performance share units	1,206	1,279	1,199	1,313
Weighted average common and common equivalent shares outstanding	87,060	87,590	87,216	87,588
Earnings per share
Basic	0.58	0.44	1.15	0.87
Diluted	0.57	0.43	1.13	0.85

For the three month periods ended July 31, 2026 and July 31, 2025, 909,002 and 939 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the three month periods ended July 31, 2026 and July 31, 2025, the application of the treasury stock method excluded 736,576 and 460,304 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

For the six month periods ended July 31, 2026 and July 31, 2025, 909,002 and 939 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the six month periods ended July 31, 2026 and July 31, 2025, the application of the treasury stock method excluded 736,576 and 459,028 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the three month periods ended July 31, 2026 and July 31, 2025, the application of the treasury stock method excluded PSUs and RSUs of 149,664 and 90,020, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.

For the six month periods ended July 31, 2026 and July 31, 2025, the application of the treasury stock method excluded PSUs and RSUs of 239,684 and 88,237, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.